Financing - Scheduled Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 9.5
2015	8.9
2016	8.9
2017	343.9
2018	502.7
Thereafter	$ 1,650.0